CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current assets
Cash and cash equivalents	₨ 2,228		$ 32	₨ 2,638
Other investments	22,529		326	18,330
Trade and other receivables	39,869		576	40,617
Inventories	33,579		486	29,089
Derivative financial instruments	360		5	103
Tax assets	3,400		49	4,567
Other current assets	12,536		181	14,301
Total current assets	114,501		1,656	109,645
Non-current assets
Property, plant and equipment	54,088		782	57,869
Goodwill	3,902		56	3,945
Other intangible assets	44,367		642	44,665
Trade and other receivables	113		2	169
Investment in equity accounted investees	2,529		37	2,104
Other investments	813		12	2,549
Deferred tax assets	4,168		60	3,628
Other non-current assets	946		14	1,030
Total non-current assets	110,926		1,604	115,959
Total assets	225,427		3,259	225,604
Current liabilities
Trade and other payables	14,553		210	16,052
Short-term borrowings	12,125		175	25,466
Long-term borrowings, current portion	4,256		62	63
Provisions	4,166		60	3,732
Tax liabilities	181		3	1,530
Derivative financial instruments	68		1	85
Bank overdraft	0		0	96
Other current liabilities	24,351		352	22,668
Total current liabilities	59,700		863	69,692
Non-current liabilities
Long-term borrowings	22,000		318	25,089
Deferred tax liabilities	610		9	730
Provisions	52		1	53
Other non-current liabilities	2,868		41	3,580
Total non-current liabilities	25,530		369	29,452
Total liabilities	85,230		1,232	99,144
Equity
Share capital	830		12	830
Treasury shares	(535)	[1]	(8)	0	[1]
Share premium	8,211		119	7,790
Share-based payment reserve	990		14	1,021
Capital redemption reserve	173		2	173
Retained earnings	128,646		1,860	113,865
Other components of equity	1,882		27	2,781
Total equity	140,197		2,027	126,460
Total liabilities and equity	₨ 225,427		$ 3,259	₨ 225,604

[1]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the“ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, including through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. As at March 31, 2019, the ESOS Trust purchased 217,976 shares from secondary market for an aggregate consideration of Rs.535. Refer to Note 19 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.